Supplementary Cash Flow Information (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Supplementary cash flow information:
Cash paid for interest	$ 188,963,000	$ 194,824,000	$ 188,963,000
Cash paid for income taxes, net of tax refund	235,696,000	330,334,000	235,696,000
Tax Benefit From Stock Options Exercised 1	11,783,000	4,821,000	11,783,000
Supplemental disclosures of cash flow information, details for acquisitions:
Acquisition purchase price allocation assets acquired	(138,683,000)	(403,012,000)	(138,683,000)
Acquisition purchase price allocation liabilities assumed	11,680,000	(61,387,000)	(11,680,000)
Noncontrolling interest subject to put provisions	15,680,000	43,538,000	(15,680,000)
Noncontrolling interest	(6,353,000)	14,112,000	6,353,000
Acquisition purchase price allocation notes payable and long term debt	50,404,000	72,953,000	(50,404,000)
Cash paid	(67,272,000)	(211,022,000)	(67,272,000)
Less cash acquired	2,968,000	14,715,000	2,968,000
Net cash paid for acquisitions	(64,304,000)	(196,307,000)	(64,304,000)
Cash Paid For Investments	(14,450,000)	(102,905,000)	(14,450,000)
Cash paid for intangible assets	(21,837,000)	(5,036,000)	(21,837,000)
Cash paid for acquisitions and investments net of cash acquired and purchases of intangible assets	$ (100,591,000)	$ (304,248,000)	$ (100,591,000)